Schedule of Fair Values of Pension Plan Assets by Asset Class and Fair Value Hierarchy Level (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	$ 596,207	$ 546,512
Real Estate
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	44,890	38,721
Hedge Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	44,036	39,219
Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	145	614
Quoted Prices In Active Markets For Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	145	16,093
Quoted Prices In Active Markets For Identical Assets (Level 1) | Real Estate
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets		15,479
Quoted Prices In Active Markets For Identical Assets (Level 1) | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	145	614
Significant Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	507,136	467,958
Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	88,926	62,461
Significant Unobservable Inputs (Level 3) | Real Estate
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	44,890	23,242
Significant Unobservable Inputs (Level 3) | Hedge Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	44,036	39,219
Mid Sized To Large Cap | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	169,176	156,008
Mid Sized To Large Cap | Significant Observable Inputs (Level 2) | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	169,176	156,008
International And Emerging Growth Funds | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	169,678	144,405
International And Emerging Growth Funds | Significant Observable Inputs (Level 2) | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	169,678	144,405
Core Fixed Income | Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	168,282	167,545
Core Fixed Income | Significant Observable Inputs (Level 2) | Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	$ 168,282	$ 167,545